Biological Assets - Schedule of Changes in Cattle Raising Activity (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2025 BRL (R$)	Jun. 30, 2024
Heads of cattle [Member]
Schedule of Changes in Cattle Raising Activity [Line Items]
Opening balance	17,624	22,705
Acquisition/birth costs	8,501	6,779
Handling costs
Sales	(7,429)	(11,235)
Deaths	(488)	(582)
Consumption	(34)	(43)
Effect of conversion
Change in fair value
Ending balance	18,174	17,624
Current (in Brazil Real)	R$ 7,844
Non-current (in Brazil Real)	R$ 10,330
Cattle [Member]
Schedule of Changes in Cattle Raising Activity [Line Items]
Opening balance	41,595	53,484
Acquisition/birth costs	10,263	6,330
Handling costs	16,431	18,821
Sales	(24,184)	(30,384)
Deaths	(1,384)	(1,439)
Consumption	(139)	(32)
Effect of conversion	(1,106)	1,519
Change in fair value	17,728	(6,704)
Ending balance	59,204	41,595
Current (in Brazil Real)	R$ 26,859
Non-current (in Brazil Real)	R$ 32,345